Equity - Additional Information (Detail) $ / shares in Units, R$ in Thousands, $ in Thousands						1 Months Ended					12 Months Ended
	Oct. 29, 2018 BRL (R$)	Oct. 25, 2018 shares	Oct. 14, 2018	Sep. 04, 2018	Jul. 31, 2018 BRL (R$)	Oct. 31, 2018 shares	Oct. 25, 2018 shares	Jul. 31, 2018 shares	Jul. 31, 2018 BRL (R$)	Jan. 31, 2018 BRL (R$) shares	Dec. 31, 2019 BRL (R$) Category shares	Dec. 31, 2018 BRL (R$) shares	Dec. 31, 2017 BRL (R$) shares	Dec. 31, 2019 USD ($) $ / shares shares
Authorized share capital | $														$ 50
Number of shares authorized											630,000,000			630,000,000
Par value per share | $ / shares														$ 0.000079365
Share split ratio			126:1 (one hundred twenty-six for one)
Capital contributions | R$												R$ 4,229,153	R$ 529,014
Repurchase and cancellation after share split												1,814,022	11,994,444
Repurchase of shares | R$	R$ 79,210				R$ 63,230				R$ 63,230		R$ 90		R$ 280,825
Repurchase and cancelation of shares | R$												R$ 142,440
Share redemption percentage					90.00%
Number of shares issued after share split											35,655	4,276,916
Shares reserved for future issuance after share split												1,134,000
StoneCo Brasil Participaes S.A.[member]
Excess purchase consideration deductible for tax purposes | R$											R$ 179,323
Special reserve | R$											R$ 61,127
Equals S.A. [member]
Percentage of remaining interest of outstanding equity interest				44.00%
Ordinary Non Voting Shares [member]
Capital contributions | R$										R$ 3,240
DLP Par Participants S.A. [member]
Number of shares issued after share split						5,333,202
Common stock shares issued subject to lock in period											939,708
Parent [member]
Capital contributions | R$													527,531
Non-controlling interests [member]
Capital contributions | R$													R$ 1,483
Class B common stock [member]
Number of shares converted		5,881,050					5,881,050
Number of vote | Category											10
Class A common stock [member]
Number of vote | Category											1
Number of shares issued										110,250			21,909,132
Percentage of remaining interest of outstanding equity interest		10.10%
Treasury shares outstanding											6,870			6,870
Class A common stock [member] | Equals S.A. [member]
Number of shares issued		233,856					233,856
Percentage of remaining interest of outstanding equity interest							44.00%
Class A common stock [member] | Initial public offering [member]
Number of shares issued		45,818,182					45,818,182
Number of shares granted		28,979					28,979
Class A common stock [member] | Underwritten offering [member] | Initial public offering [member]
Number of shares issued		5,543,090					5,543,090
Class A common stock [member] | Private placements offering [member] | Initial public offering [member]
Number of shares issued		4,166,666					4,166,666
Class A common stock [member] | Non-controlling interests [member] | Initial public offering [member]
Number of shares sold		4,906,456
Class C common stock [member]
Repurchase and cancellation after share split								1,814,022				1,814,022
Restricted share units (RSUs) [member]
Number of shares issued after share split											5,701,374
Restricted share units (RSUs) [member] | Initial public offering [member]
Number of shares issued		146,806					146,806